Income Taxes - Reconciliation of Unrecognized Tax Benefit (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Balance, beginning	¥ 76,208	$ 10,947	¥ 63,252
Additions based on tax positions related to current year	3,853	553	12,956
Reversal based on tax positions related to prior years	(12,655)	(1,818)
Decrease related to deconsolidation of Live.me	(1,470)	(211)
Balance, ending	¥ 65,936	$ 9,471	¥ 76,208